Equity Compensation Plan	12 Months Ended
Dec. 31, 2022
Equity Compensation Plan Arrangement [Abstract]
Equity Compensation Plan
14. Equity Compensation Plan
In 2021 the Company’s shareholders and board of directors adopted an Equity Compensation Plan (“the Plan”) under which the Company’s employees, directors or other persons or entities providing significant services to the Company or its subsidiaries are eligible to receive awards including restricted stock, restricted stock units, unrestricted stock, bonus stock, performance stock, stock appreciation rights and options to purchase common stock. The Plan is administered by the Compensation Committee of the Company’s board of directors and the aggregate number of shares of common stock that may be issued with respect to awards granted under this Plan cannot exceed 10% of the number of shares of Company’s common stock issued and outstanding at the time any award is granted. The Company’s Board of Directors may terminate the Plan at any time. As of December 31, 2022,
a
total of 2,857,142 restricted shares had been granted under the Plan since the first grant in the fourth quarter of 2022 (2021: nil).
Restricted shares
On November 21, 2022, the Company granted $1,000,000
 worth of shares of the Company’s common stock under the Plan to the Company’s CEO. The number of shares awarded was determined based on the closing price at the grant date i.e. on November 21, 2022 which was equal to $
0.35. 1,428,571 of the restricted shares vest on July 17, 2023 and the remaining 1,428,571 of the restricted shares vest on July 15, 2024.
Furthermore, on November 21, 2022, the Company determined the grant of $1,000,000 worth of shares of the Company’s common stock under the Plan to employees of the Company, employees of the Manager or other persons providing services to the Company (other than officers or directors of the Company) as the Company’s CEO shall determine, but no later than November 21, 2023, in accordance with and subject to the terms and conditions of the Plan, which will be subject to a vesting period of up to 3 years as determined by the Company’s CEO at the time of the grant. Shares to be awarded will be determined based on the closing price at the grant date. No shares were granted as of December 31, 2022.
4,205,882
shares were granted subsequent to December 31, 2022.
All unvested restricted shares are conditional upon the option holder’s continued service as an employee of the Company, or as a director until the applicable vesting date. Until the forfeiture of any restricted shares, the grantee has the right to vote such restricted shares, to receive and retain all regular cash dividends paid on such restricted shares and to exercise all other rights provided that the Company will retain custody of all distributions other than regular cash dividends made or declared with respect to the restricted shares.
The Company pays dividends on all restricted shares regardless of whether they have vested and there is no obligation of the employee to return the dividend when employment ceases. The Company did not pay any dividends in the years ended December 31, 2020, 2021 and 2022.
Management has selected the accelerated method with respect to recognizing stock based compensation expense for restricted share awards with graded vesting because it considers this method to better match expense with benefits received.
The stock based compensation expense for the
non-vested
shares for the years ended December 31, 2020, 2021 and 2022 amounted to nil, nil and $117,256, respectively, and is included in the consolidated statements of operations under the caption “General and administrative expenses”.
No non-vested
shares existed as of December 31, 2020 and 2021. A summary of the status of the Company’s non-vested restricted
shares as of December 31, 2022, is presented below:

	Number of restricted shares	Weighted average grant date fair value per non-vested share
Non-vested, January 1, 2021	—	—
Granted	2,857,142	0.35
Non-vested, December 31, 2022	2,857,142	0.35
No shares vested during any of the periods presented. The remaining unrecognized compensation cost relating to the shares granted amounting to $882,744 as of December 31, 2022, is expected to be recognized over the remaining period of 1.5 years, according to the contractual terms of those non-vested share
awards.